Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income/(loss) for the year	$ (1,218,237)	$ (7,798,300)	$ 2,566,678
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation, Total	38,921,672	39,096,589	35,857,507
Amortization of deferred finance charges	690,841	715,587	587,157
Amortization of deferred gain on sale and leaseback of vessels	(195,040)	(195,574)	(195,040)
Share based compensation	129,245	340,377	1,140,084
Change in fair value of derivatives	(27,372)	(331,387)	(1,705,633)
Impairment loss	6,461,273	5,735,086	8,238,987
(Gain)/loss on sale of vessels	77,314	(118,427)	(33,251)
Changes in operating assets and liabilities:
Trade and other receivables	(179,036)	825,838	(1,532,306)
Claims receivable	(235,705)	(610,810)	(1,192,422)
Inventories	46,824	117,744	(39,991)
Advances and prepayments	57,328	(28,955)	136,601
Balances with related parties	6,434,290	(1,185,024)	4,351,432
Trade accounts payable	1,299,686	462,215	(183,896)
Accrued liabilities	581,000	(303,460)	1,699,912
Deferred income	(490,031)	(567,411)	(1,641,223)
Net cash provided by operating activities	52,354,053	36,154,088	48,054,596
Cash flows from investing activities
Insurance proceeds	219,754	610,810	1,262,695
Vessels’ acquisitions and advances for vessels under construction	(60,612,867)	(56,215,758)	(155,072,744)
Proceeds from sale of vessels, net	11,479,936	1,530,177	2,010,302
Net cash used in investing activities	(48,913,177)	(54,074,771)	(151,799,747)
Cash flows from financing activities
Stock repurchase		(2,070,306)	(13,429,891)
Deferred finance charges paid	(815,256)	(712,614)	(383,950)
Customer deposits received			2,556,700
Loan repayments	(56,254,073)	(55,630,352)	(55,943,588)
Proceeds from long-term debt	43,000,000	31,200,000	155,100,000
Net cash provided by/(used in) financing activities	(14,069,329)	(27,213,272)	87,899,271
Net decrease in cash and cash equivalents	(10,628,453)	(45,133,955)	(15,845,880)
Cash and cash equivalents at beginning of year	73,531,645	118,665,600	134,511,480
Cash and cash equivalents at end of year	62,903,192	73,531,645	118,665,600
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	73,531,645	118,665,600	134,511,480
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	14,643,885	12,429,729	7,455,713
Non cash financing activity – Stock repurchase			33,650
Non cash investing activity – Vessels under construction	$ 605,800	$ 124,288	$ 153,464